Commitments - Additional Information (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of Commitments [Abstract]
Capital expenditure on intangibles and property, plant and equipment	£ 161	£ 84	£ 87